Non-Controlling Interest (Details) - Schedule of Fair Value of Class D Incentive Units Granted - Class D Incentive Units [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2023		Dec. 31, 2022
Non-Controlling Interest (Details) - Schedule of Fair Value of Class D Incentive Units Granted [Line Items]
Expected life of Class D Incentive Units (in years)	5 years 6 months	[1]	5 years 6 months	[2]
Risk-free interest rate	3.02%	[3]	3.02%	[4]
Volatility	69.50%	[5]	69.50%	[6]

[1]	The expected life of options is the average of the contractual term of the Class D Incentive Units and the vesting period.
[2]	The expected life of options is the average of the contractual term of the Class D Incentive Units and the vesting period.
[3]	The risk-free interest rate is based on the yields on U.S. Treasury debt securities with maturities approximating the estimated life of the options.
[4]	The risk-free interest rate is based on the yields on U.S. Treasury debt securities with maturities approximating the estimated life of the options.
[5]	Volatility is estimated by management. As the Company has been a private company for most of its existence, there is not enough historical volatility data related to the Company’s Common stock as a public entity. Therefore, this estimate is based on the average volatility of certain public company peers within the Company’s industry.
[6]	Volatility is estimated by management. As the Company has been a private company for most of its existence, there is not enough historical volatility data related to the Company’s Common stock as a public entity. Therefore, this estimate is based on the average volatility of certain public company peers within the Company’s industry.